FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of Fair Value Measurement Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 121	$ 54
Contingent consideration obligations	(13)	(6)
Financial liabilities	(13)	(7)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	0
Contingent consideration obligations	0	0
Financial liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	121	54
Contingent consideration obligations	0	0
Financial liabilities	0	(1)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	0
Contingent consideration obligations	(13)	(6)
Financial liabilities	(13)	(6)
Derivatives designated as hedging instruments: | Interest rate swaps | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	25	7
Derivatives designated as hedging instruments: | Cross currency contracts | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	14	10
Derivatives designated as hedging instruments: | Cross currency contracts | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	28	20
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	54	17
Derivatives designated as hedging instruments: | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 1 | Interest rate swaps | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 1 | Cross currency contracts | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 1 | Cross currency contracts | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 1 | Cross currency contracts | Fair value hedges – cross currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 1 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 2 | Interest rate swaps | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	25	7
Derivatives designated as hedging instruments: | Level 2 | Cross currency contracts | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	14	10
Derivatives designated as hedging instruments: | Level 2 | Cross currency contracts | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	28	20
Derivatives designated as hedging instruments: | Level 2 | Cross currency contracts | Fair value hedges – cross currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	54	17
Derivatives designated as hedging instruments: | Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 3 | Interest rate swaps | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 3 | Cross currency contracts | Cash flow hedges –
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 3 | Cross currency contracts | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 3 | Cross currency contracts | Fair value hedges – cross currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives designated as hedging instruments: | Level 3 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	(1)
Derivatives not designated as hedging instruments: | Level 1 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments: | Level 1 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	0
Derivatives not designated as hedging instruments: | Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments: | Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	(1)
Derivatives not designated as hedging instruments: | Level 3 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments: | Level 3 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 0	$ 0